SUPPLEMENT DATED FEBRUARY 14, 2012
TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011,
AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011
SUPPLEMENT DATED FEBRUARY 14, 2012
AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011
JNL® SERIES TRUST

JNL/Eastspring Investments Asia ex-Japan Fund
Please note that the changes apply to your variable annuity and/or variable life product(s).
All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.
All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.
All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.

JNL/Eastspring Investments China-India Fund
Please note that the changes apply to your variable annuity and/or variable life product(s).
All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.
All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.
All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.